SHARE-BASED PAYMENT (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHARE-BASED PAYMENT
Total compensation cost recognized	$ 166,000	$ 10,479,000	$ 3,615,000
General and administrative expenses
SHARE-BASED PAYMENT
Total compensation cost recognized	$ 166,000	$ 10,479,000	$ 3,615,000